Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000033625 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033625 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033625 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033625 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033625 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033625 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033625 | RTX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033625 | Fortive Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033625 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033625 | U.S. Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033625 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033625 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000033625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000033625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000033625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000033625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000033625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000033625 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033625 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033625 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033625 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033628 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033628 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033628 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033628 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033628 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033628 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033628 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033628 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033628 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033628 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033628 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033628 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033628 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000033628 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000033628 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033628 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000033628 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000033628 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000033628 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033628 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033628 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033628 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033630 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033630 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033630 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033630 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033630 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033630 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033630 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033630 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033630 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033630 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033630 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033630 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033630 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000033630 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000033630 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000033630 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000033630 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000033630 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000033630 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000033630 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033630 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000033630 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000042151 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000042151 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042151 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000042151 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000042151 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000042151 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000042151 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000042151 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000042151 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000042151 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000042151 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042151 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000042151 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000042151 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000042151 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000042151 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000042151 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000042151 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000042151 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000042151 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042151 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000042151 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000033631 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033631 | Evergy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033631 | Gaming & Leisure Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033631 | CNA Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033631 | Conagra Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033631 | Hormel Foods Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033631 | American Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033631 | Pinnacle West Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033631 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033631 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033631 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033631 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033631 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000033631 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000033631 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033631 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033631 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000033631 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033631 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000033631 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000033631 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000033631 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000042152 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000042152 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000042152 | Walgreens Boots Alliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000042152 | Aptiv PLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000042152 | Albertsons Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042152 | AES Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | Globe Life, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | Bunge Global SA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | APA Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | Roivant Sciences Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000042152 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000042152 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000042152 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000042152 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000042152 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000042152 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000042152 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000042152 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000042152 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000042152 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000042152 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000247879 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247879 | Jack Henry & Associates, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247879 | Chewy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247879 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247879 | Pilgrim's Pride Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247879 | TKO Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247879 | Paycom Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247879 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247879 | Pool Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247879 | Liberty Broadband Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247879 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000247879 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247879 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000247879 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000247879 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000247879 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247879 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247879 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000247879 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247879 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000189527 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000189527 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189527 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189527 | VeriSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000189527 | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000189527 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000189527 | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | CCC Intelligent Solutions Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000189527 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000189527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000189527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000189527 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000189527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000189527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000189527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189527 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000189527 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000189527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000126584 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000126584 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000126584 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126584 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126584 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000126584 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000126584 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000126584 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126584 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126584 | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000126584 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000126584 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000126584 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000126584 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000126584 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000126584 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000126584 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000126584 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000126584 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000126584 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126584 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000126584 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000239901 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000239901 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000239901 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000239901 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000239901 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000239901 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000239901 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000239901 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000239901 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000239901 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000239901 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000239901 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000239901 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000239901 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000239901 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000239901 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000239901 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000239901 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239901 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000239901 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000033632 | Spire, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033632 | Sabra Health Care REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033632 | EPR Properties
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033632 | Organon & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033632 | Western Union Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033632 | Northwestern Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033632 | Avista Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033632 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033632 | Broadstone Net Lease, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033632 | TFS Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033632 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033632 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033632 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000033632 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000033632 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033632 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000033632 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000033632 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033632 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000033632 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000033632 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033632 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000042153 | Brighthouse Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042153 | Valaris Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042153 | Academy Sports & Outdoors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042153 | BGC Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | TEGNA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | Visteon Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | Atkore, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000042153 | NMI Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000042153 | Bread Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000042153 | Peabody Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000042153 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000042153 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000042153 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000042153 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000042153 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000042153 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000042153 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000042153 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000042153 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000042153 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000042153 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000042153 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000126585 | Western Union Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126585 | TEGNA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000126585 | ManpowerGroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126585 | Patterson Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126585 | Archrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126585 | Victory Capital Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126585 | Insperity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126585 | Federated Hermes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000126585 | Polaris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126585 | LCI Industries
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126585 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000126585 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000126585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000126585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000126585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000126585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000126585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000126585 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000126585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000247880 | Comstock Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247880 | Option Care Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247880 | Nexstar Media Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | FirstCash Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | NewMarket Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | InterDigital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | Grand Canyon Education, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | Box, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | Lancaster Colony Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247880 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000247880 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000247880 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247880 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000247880 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247880 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000247880 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247880 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000247880 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000033617 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033617 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033617 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033617 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033617 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033617 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033617 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033617 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033617 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033617 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033617 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033617 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000033617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000033617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000033617 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000033617 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000033617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000033617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033617 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000033617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042125 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042125 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000042125 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042125 | Jabil, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000042125 | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042125 | Incyte Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042125 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042125 | Carlisle Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042125 | Unum Group
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042125 | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042125 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000042125 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000042125 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000042125 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000042125 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000042125 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000042125 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000042125 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000042125 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000042125 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042125 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000042125 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%

[1]	Represents less than 0.1%
[2]	Represents less than 0.1%